SUBSEQUENT EVENTS	6 Months Ended
Feb. 28, 2019
Statements [Line Items]
SUBSEQUENT EVENTS [Text Block]
13.	SUBSEQUENT EVENTS

Subsequent to period end a total of 945,970 shares have been issued pursuant to warrant exercises at a price of $1.70 per share, resulting in gross proceeds to the Company of $1,608,149. These warrant exercises were completed almost entirely by the Company’s two largest shareholders.